Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of capital management and solvency [line items]
Total shareholders' equity - based on IFRS as adopted by the EU		€ 7,432	€ 7,215
Non-controlling interests and share options not yet exercised	[1]	186	221
CSM after tax		6,277	6,975
Adjusted valuation equity		13,896	14,411
Other equity instruments		1,978	1,972
Subordinated borrowings		1,461	1,653
Trust pass-through securities		99	113
Currency revaluation other equity instruments	[2]	24	52
Hybrid leverage		3,461	3,695
Senior leverage	[3]	1,389	1,507
Total gross financial leverage		4,850	5,201
Total capitalization		€ 18,746	€ 19,612
Gross financial leverage ratio		25.90%	26.50%
Fixed Charge Coverage		7.5	6.4
Perpetual contingent convertible securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		€ 500	€ 500
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		923	923
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		454	454
Non-cumulative subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings		€ 1,461	€ 1,653

[1]	Non-controlling interests are disclosed in the consolidated statement of financial position.
[2]	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
[3]	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (7) million (2024: EUR (26) million).